SCHEDULE OF OPERATING LEASES SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating Lease
Right-of-use assets	$ 1,892	¥ 13,809	¥ 16,507
Operating lease liabilities - current	527	3,845	3,376
Operating lease liabilities - non-current	$ 1,070	7,808	11,122
Total lease liabilities		¥ 11,653	¥ 14,498
Weighted average remaining lease term	3 years 5 months 8 days	3 years 5 months 8 days	4 years 6 months
Weighted average discount rate	4.75%	4.75%	4.75%